Bank Loans	12 Months Ended
Jun. 30, 2025
Bank Loans [Abstract]
BANK LOANS

NOTE 11 – BANK LOANS

Bank loans as of June 30, 2025 and 2024 amounted to $30,217,329 and $23,232,856, respectively. Bank loans consisted of several bank loans denominated in RMB, HKD and Singapore dollar (“SGD”).

On July 11, 2024, the Company had total financing credit facilities of HKD58,000,000 from Taipei Fubon Bank, secured by the office building in Hong Kong (note 6).

As of June 30, 2025, the Company had total financing credit facilities of $44,414,681 of which the unused amount was $14,197,352.

The effective weighted average interest rates were 2.856%, 2.950% and 3.467% for the years ended June 30, 2025, 2024 and 2023, respectively.

One of the loan agreements contained certain financial covenants. The Company was in compliance with all covenants as of June 30, 2025.

As of June 30, 2025, all loan principals will be due within 1 year.